Segment Information - Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	May 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Net income		$ 871,987	$ 514,803
Income taxes		335	407
Income before income taxes		872,322	515,210
Depreciation and amortization		39,328	41,592
Impairment of long-lived assets		76,155	0
Unrealized gain on oil and gas derivative instruments (note 7)		(516,668)	(157,119)
Change in fair value of investment in listed equity securities		(346,497)	244,210
Other non-operating income/(losses), net		(11,267)	67,582
Interest income		(4,013)	(61)
Interest expense		15,589	24,121
Gains on derivative instruments, net		(73,330)	(17,062)
Other financial items, net		3,255	(938)
Net (income)/loss from equity method investments (note 16)		(12,996)	562
Net loss/(income) from discontinued operations (note 11)		79,281	(603,947)
Adjusted EBITDA		275,855	125,987
Vessels
Segment Reporting Information [Line Items]
Impairment of long-lived assets	$ 76,200
Oil and gas derivative
Segment Reporting Information [Line Items]
Unrealized gain on oil and gas derivative instruments (note 7)		$ (361,972)	$ (145,282)